Commitments - Operating lease commitments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments
Maximum Amount of Damages Claimed by Plaintiffs	¥ 9,786,000	¥ 5,522,000
Restricted cash reserved in escrow account	8,712,000	0
Within 1 year
Commitments
Minimum future lease payments	¥ 20,000	¥ 80,000
Bottom of Range
Commitments
Lease term	3 years
Top of Range
Commitments
Lease term	9 years